       As filed with the Securities and Exchange Commission on February 24, 1997

                                               1933 Act Registration No. 2-76910
                                              1940 Act Registration No. 811-3444

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                       POST-EFFECTIVE AMENDMENT NO. 20 TO
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

A.       Exact name of trust:     SUMMIT INVESTORS PLANS

B.       Name of depositor:       A I M DISTRIBUTORS, INC.

C.       Complete address of depositor's principal executive offices:

                          11 Greenway Plaza, Suite 1919
                          Houston, Texas  77046-1173

D.       Name and address of agent for service:

                          Michael J. Cemo, President
                          A I M Distributors, Inc.
                          11 Greenway Plaza, Suite 1919
                          Houston, Texas  77046-1173

                          with a copy to:

                          Stephen I. Winer, Esquire
                          A I M Distributors, Inc.
                          11 Greenway Plaza, Suite 1919
                          Houston, Texas  77046-1173

                          Martha J. Hays, Esquire
                          Ballard Spahr Andrews & Ingersoll
                          1735 Market Street, 51st Floor
                          Philadelphia, Pennsylvania  19103-7599

  It is proposed that this filing will become effective (check appropriate box):

                          immediately upon filing pursuant to paragraph (b)
                 -------

                   X      on February 27, 1997 pursuant to paragraph (b)
                 -------

                          60 days after filing pursuant to paragraph (a)(1)
                 -------
                          on (date) pursuant to paragraph (a)(1) of rule 485
                 -------
                          this post-effective amendment designates a new effective date for a previously filed post-
                 -------  effective amendment.



                                        (Continued on Next Page)

E.       Title and amount of securities being registered:

                   Summit Investors Plans, an indefinite amount of periodic payment plans being registered.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not applicable.


G.       Amount of Filing Fee:    Not applicable.  Registrant has elected to
                                  register an indefinite number of contracts pursuant to Rule 24f-2 under the Investment
                                  Company Act of 1940, and accordingly filed its Rule 24f-2 Notice for the fiscal period ended October 31, 1996, on or about
                                  December 20, 1996.



H.       Approximate date of proposed public offering:
                          February 27, 1997

                             SUMMIT INVESTORS PLANS
                         Form S-6 Cross Reference Sheet
                           (as required by Rule 404)


 FORM N-8B-2 ITEM NUMBER                                      PROSPECTUS CAPTION
 -----------------------                                      ------------------
        1.   (a)      Name of Trust                           Cover Page

             (b)      Title of Each Class of Securities       Cover Page

        2.   Name and Address of Depositor                    The Sponsor

        3.   Name and Address of Custodian                    The Custodian

        4.   Name and Address of Underwriter                  The Sponsor

        5.   State Laws Governing Organization                General


        6.   (a)      Date of Agreement Organizing Trust      *

             (b)      Date of Custodian Agreement             The Custodian

        7.   Name Change of Trust                             **

        8.   Fiscal year end of Trust                         **

        9.   Material Litigation                              *

       10. General Information Concerning the Securities of the Trust and the Rights of Holders

             (a)      Type of Security (registered            Introduction
                      or bearer)

             (b)      Type of Security (cumulative            Introduction
                      or distributive)

             (c)      Withdrawal or Redemption                Rights and Privileges of Planholders -
                      Rights of Security Holders              Complete Withdrawal or Termination

             (d)      Conversion, Transfer, Partial           Rights and Privileges of Planholders -
                      Redemption Rights of Security           Partial Withdrawal or Partial Liquidation
                      Holders                                 without Termination

             (e)      Security Holders Rights                 Termination of a Plan; Rights and Privileges
                      (lapses or defaults)                    of Planholders - Plan Reinstatement Privilege

             (f)      Voting Rights                           Rights and Privileges of Planholders - Voting
                                                              Rights

             (g)      Security Holder Notification            Substitution of Shares; General

             (h)      Security Holder Consent                 Substitution of Shares; General




-----------------------------------
* Omitted from the prospectus in accordance with Instruction 3 of Form S-6

** Omitted from the prospectus in accordance with Instruction 1 of Form S-6

 FORM N-8B-2 ITEM NUMBER                                      PROSPECTUS CAPTION
 -----------------------                                      ------------------

             (i)      Other Principal Features of             Rights and Privileges of Planholders
                      Securities

       11.   Securities Comprising the Trust                  Introduction

       12.   Information Concerning the Underlying
             Investment

             (a)      Name of Company                         Introduction

             (b)      Name and Address of Depositor           *

             (c)      Name and Address of Custodian           The Custodian

             (d)      Name and Address of Underwriter         The Sponsor

             (e)      Period of Underlying Securities         Substitution of Shares

       13.   Information Concerning Loads, Fees,
             Charges, and Expenses

             (a)      Nature, Amount, Persons Paid and        Introduction; Allocation of Investments and
                      Services Performed                      Deductions - 15 Year Plans; Total 25 Year
                                                              Allocations of Investments and Deductions
                                                              when Extended Investment Option is Used;
                                                              Custodian and Sponsor Charges; The Custodian;
                                                              The Sponsor

             (b)      Sales Load and Other Deductions from    Introduction; Allocation of Investments  and
                      Principal                               Deductions - 15 Year Plans; A Typical $50
                                                              Monthly Investment Plan

             (c)      Sales Load as a Percentage of Net       Introduction; Allocation of Investments and
                      Investments                             Deductions - 15 Year Plans

             (d)      Difference in Prices                    Custodian and Sponsor Charges

             (e)      Additional Charges                      The Sponsor

             (f)      Additional Profits                      *

             (g)      Charges as a Percentage of              Custodian and Sponsor Charges
                      Distributions


             (h)      Life Insurance Accounts                 *


       14.   Issuance of Securities                           How to Start a Summit Investors Plan

       15.   Receipt of Payment                               How to Start a Summit Investors Plan; The
                                                              Custodian

       16.   Purchase and Sale of Underlying Securities       The Custodian






-----------------------------------

* Omitted from the prospectus in accordance with Instruction 3 of Form S-6

 FORM N-8B-2 ITEM NUMBER                                      PROSPECTUS CAPTION
 -----------------------                                      ------------------

       17.   Redemption of Securities

             (a)      Procedures for Withdrawal or            Rights and Privileges of Planholders  -
                      Redemption by Security Holders          Partial Withdrawal or Partial Liquidation
                                                              Without Termination; Complete Withdrawal or
                                                              Termination

             (b)      Names of Persons Authorized             Rights and Privileges of Planholders  -
                      to Redeem or Repurchase                 Partial Withdrawal or Partial Liquidation
                      Securities                              Without Termination; Complete Withdrawal or
                                                              Termination; Termination of a Plan

             (c)      Cancellation or Resale of               Termination of a Plan
                      Securities

       18.   Distributions and Reinvestment

             (a) - (b)  Distribution Procedures               Rights and Privileges of Planholders  -
                                                              Reinvestment of Income Dividends and Capital
                                                              Gains Distributions; The Custodian

             (c)      Reserves or Special Funds               *

             (d)      Distribution Schedule                   *

       19.   Records and Accounts                             Rights and Privileges of Planholders  -
                                                              Statements, Reports and Notices; The
                                                              Custodian

       20.   Indenture Provisions Regarding Depositor,
             Trustee or Indenture Changes

             (a) - (d) Custodianship                          The Custodian

             (e)      Removal of Depositor                    *

             (f)      Appointment of Successor Depositor      *

       21.   Loans to Securityholders                         *

       22.   Limitations on Liability                         The Custodian

       23.   Bonding of Officers and Employees                The Sponsor

       24.   Other Material Provisions                        *

       25.   Organization and Operations of Depositor         The Sponsor

       26.   Fees to Depositor

             (a)      Fees to Depositor in Connection with    The Sponsor
                      Duties concerning Securities of the
                      Trust




-----------------------------------

* Omitted from the prospectus in accordance with Instruction 3 of Form S-6

 FORM N-8B-2 ITEM NUMBER                                      PROSPECTUS CAPTION
 -----------------------                                      ------------------

             (b)      Fees to Depositor from an               The Sponsor
                      Underlying Investment Company,
                      Affiliated Person or its
                      Investment Advisor

       27.   Business of Depositor                            The Sponsor

       28.   Officials and Affiliated Persons of Depositor    The Sponsor

       29.   Companies Owning Securities of Depositor         The Sponsor

       30.   Controlling Persons                              *

       31.   Compensation of Directors and Officers of        *
             Depositor

       32.   Compensation of Directors                        *

       33.   Compensation to Employees                        *

       34.   Compensation to Other Persons                    *

       35.   State Where Securities Sold                      General

       36.   Suspension                                       **

       37.   Denials of Registration                          *

       38.   Distribution

             (a)      Method of Distribution                  General

             (b)      Selling Agreement Terms                 *

             (c)      Dealer Agreement Terms                  General; Exhibit 1.A(3)(c)

       39.   Principal Underwriter                            The Sponsor

       40.   Fees to Principal Underwriter

             (a)      Fees to Principal Underwriter from      The Sponsor
                      Sale of Securities of the Trust

             (b)      Fees to Principal Underwriter from      The Sponsor
                      any Underlying Investment Company or
                      its Investment Adviser

       41.   Business of Principal Underwriter

             (a)      Other Investment Companies              The Sponsor

             (b)      Branch Offices                          **

             (c)      Salesmen                                **

       42.   Officials of Principal Underwriter               The Sponsor





-----------------------------------

* Omitted from the prospectus in accordance with Instruction 3 of Form S-6


** Omitted from the prospectus in accordance with Instruction 1 of Form S-6

 FORM N-8B-2 ITEM NUMBER                                      PROSPECTUS CAPTION
 -----------------------                                      ------------------
       43.   Brokerage Commissions to Principal               *
             Underwriter

       44.   Offering Price of Acquisition Valuation of
             Securities of the Trust

             (a)      Valuation                               See AIM Summit Fund, Inc. Prospectus

             (b)      Specimen Schedule                       See AIM Summit Fund, Inc. Prospectus

             (c)      Variation in Offering Price             Custodian and Sponsor Charges - Creation and
                                                              Sales Charges

       45.   Suspensions of Redemption Rights                 *

       46.   Redemption Valuation of Securities of the        See AIM Summit Fund, Inc. Prospectus
             Trust

       47.   Purchase and Sale of Interests in Underlying     Rights and Privileges of Planholders -
             Securities from and to Security Holders          Partial Withdrawal or Partial Liquidation
                                                              Without Termination; Complete Withdrawal or
                                                              Termination; The Custodian

       48.   General Information                              The Custodian

       49.   Fees Paid                                        Custodian and Sponsor Charges

       50.   Liens on Assets                                  The Custodian

       51.   Information Concerning Insurance of Holders      *
             of Securities

       52.   Policy of Registrant

             (a)      Procedures                              Substitution of Shares


             (b)      Detailed Information regarding the      *
                      Elimination of Underlying Securities

             (c)      Policy regarding the Substitution      Substitution of Shares
                      and Elimination of the Underlying
                      Securities

             (d)      Fundamental Policies                    *

       53.   Mutual Investment Company                        Taxes

       54.   Asset Values and Dividends                       *

       55.   Transcript of Hypothetical Periodic Payment      Illustration of a Hypothetical $50 Monthly
             Plan Account                                     Summit Investors Plan for Investment in
                                                              Shares of AIM Summit Fund, Inc.

       56.   Certificates                                     **




-----------------------------------

* Omitted from the prospectus in accordance with Instruction 3 of Form S-6

** Omitted from the prospectus in accordance with Instruction 1 of Form S-6

 FORM N-8B-2 ITEM NUMBER                                      PROSPECTUS CAPTION
 -----------------------                                      ------------------
       57.   Installation Payments                            **

       58.   Payment Types                                    **

       59.   Financial Matters                                **





-----------------------------------

* Omitted from the prospectus in accordance with Instruction 3 of Form S-6

** Omitted from the prospectus in accordance with Instruction 1 of Form S-6

                            [AIM LOGO APPEARS HERE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      SUMMIT
                                      INVESTORS
                                      PLANS

                                      Prospectus

                                      February 27, 1997

                                                                      PROSPECTUS


                                                               FEBRUARY 27, 1997

                             SUMMIT INVESTORS PLANS

     Summit Investors Plans (the "Plans") for the accumulation of shares of AIM Summit Fund, Inc. (the "Fund") is offered by A I M Distributors, Inc., the sponsor and principal underwriter("AIM Distributors" or "Sponsor"). A Plan calls for fixed monthly investments for 15 years (180 investments), with the investor (the "Planholder") having the option to make additional monthly investments for up to a total of 25 years (300 investments). The front-end load (the "Creation and Sales Charge") on 15 year Plans range from 8.50% on $9,000 Plans ($50.00 per month) to 1.00% on $1,080,000 Plans ($6,000 per month) and from 9.61% to 1.01%
of the net amount invested, respectively. Total deductions (Creation and Sales Charges and custodian fees) range from 13.00% (on $9,000 Plans) to 1.04% (on $1,080,000 Plans) of the net amount invested.

     Investments under a Plan are applied, after authorized deductions, to the purchase of Fund shares at net asset value. These shares should be considered a long-term investment and are not suitable for investors seeking quick profits or who might be unable to complete a Plan. Since a major portion of the entire Creation and Sales Charge is deducted from the first year's payment, withdrawal or termination of an investment in the early years of a Plan will probably result in a loss. For example, on a $9,000 Plan ($50 per month) deductions amount to 11.50% of the investments made if the Plan is completed. However, even after the application of the refund privilege described on pages 11 and 12, total deductions would amount to 18% of total investments if the Plan were terminated at any time between two months and 18 months. Moreover, if the Plan were continued for 19 months, total deductions would amount to 36.62% of total payments; they would amount to 30.77% if the Plan were continued for two years. A detailed description of all deductions appears on pages 4 and 5.

     The value of the Fund's shares is subject to fluctuations in the values of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of Fund shares. Investors should therefore consider their financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the Fund shares then held is less than their cost will result in a loss. Prepayment of all or part of the first year's investments in a Plan increases the possible loss in the event of early termination.

     SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC ONLY THROUGH SUMMIT INVESTORS PLANS. Shares of certain other mutual funds managed or advised by the Fund's investment advisor, which might be considered to have investment objectives similar in many respects to those of the Fund, may be acquired by direct purchase at sales charges not exceeding 5.50% of the public offering price per share without incurring custodian fees or penalties for early termination.

     AN INVESTOR HAS THE RIGHT TO A 45 DAY REFUND OF HIS INVESTMENT, AS WELL AS CERTAIN OTHER LIMITED REFUND RIGHTS FOR CERTAIN PERIODS OF TIME AND UNDER THE CONDITIONS DESCRIBED IN MORE DETAIL UNDER THE HEADING "CANCELLATION AND REFUND RIGHTS" ON PAGE 12.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                 REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
                      PROSPECTUS OF AIM SUMMIT FUND, INC.

     Investors should read and retain this Prospectus for future reference.

                               TABLE OF CONTENTS


                                                                PAGE
Introduction................................................      3
Allocation of Investments and Deductions....................      4
Total 25 Year Allocations of Investments and Deductions When
  Extended Investment Option is Used........................      5
A Typical $50 Monthly Investment Plan.......................      6
How To Start a Summit Investors Plan........................      7
Rights and Privileges of Planholders........................      7
     Reinvestment of Income Dividends and Capital Gains
      Distributions.........................................      7
     Rights of Accumulation.................................      7
     Federal Income Tax Withholding.........................      8
     Voting Rights..........................................      8
     Statements, Reports and Notices........................      9
     Retirement Plans.......................................      9
     Pre-Authorized Check Investment Program................      9
     Transfer or Assignment.................................      9
     Acceleration of Investments............................     10
     Changing the Face Amount of a Plan.....................     10
     Extended Investment Option.............................     10
     Systematic Withdrawal Program..........................     11
     Cancellation and Refund Rights.........................     12
     Partial Withdrawal or Partial Liquidation Without
      Termination...........................................     12
     Complete Withdrawal or Termination.....................     14
     Plan Reinstatement Privilege...........................     15
     Continuation of Custodianship..........................     16
Custodian and Sponsor Charges...............................     16
Taxes.......................................................     18
Substitution of Shares......................................     19
Termination of a Plan.......................................     20
The Custodian...............................................     21
The Sponsor.................................................     22
General.....................................................     24
Illustration of a Hypothetical Plan.........................     25
Financial Statements........................................     26
AIM Summit Fund, Inc. Prospectus............................    A-1


                            ------------------------

     NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED BY THE SPONSOR OR AIM SUMMIT FUND, INC. TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OF AIM SUMMIT FUND, INC. OR IN ANY OTHER PRINTED OR WRITTEN MATERIAL AUTHORIZED BY THE SPONSOR OR AIM SUMMIT FUND, INC., AND NO PERSON SHOULD RELY UPON ANY INFORMATION NOT CONTAINED IN THESE MATERIALS.

                                  INTRODUCTION

     Many people recognize the desirability of accumulating an investment portfolio through a planned long-range investment program, but find it difficult to save the necessary money to make periodic stock purchases. Summit Investors Plans is designed to provide an effective and convenient method for investors to create an investment fund for future capital or income needs by systematically investing a modest sum each month in shares of a mutual fund.

     Every Plan represents an agreement between State Street Bank and Trust Company ("State Street Bank" or the "Custodian") and the Planholder under which investments (after deduction of the sales charge and custodian fees) are used to purchase shares of AIM Summit Fund, Inc. (the "Fund") at their net asset value. Investments made through a Plan will not result in direct ownership of Fund shares; rather the Plan will represent an interest in a trust which will have direct ownership of the Fund shares. Planholders will have a beneficial interest in the underlying shares of the Fund. PLAN CERTIFICATES, ISSUED UNDER PRIOR PROSPECTUSES, ARE NO LONGER PROVIDED. ALL PLANS ESTABLISHED ON OR AFTER MARCH 1, 1995 ARE GOVERNED SOLELY BY THE RULES, RIGHTS, PRIVILEGES AND BENEFITS SET FORTH IN THIS PROSPECTUS. IT IS THEREFORE IMPORTANT THAT YOU RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. All Plans established prior to March 1, 1995 are governed by the rules, rights, privileges and benefits set forth in the applicable Plan Certificate.

     The value of the shares of the Fund is subject to fluctuation due to changes in the values of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares.

     As indicated by the accompanying Prospectus of the Fund, the Fund is an open-end, diversified investment company whose objective is capital growth. Although the Fund may purchase income-producing securities, income will generally not be a consideration in the selection of securities for the Fund's portfolio. Ownership of Fund shares through a Plan provides an investor with several advantages:

          (1) Diversification -- By pooling the money invested by many investors, the Fund will be able to reduce (but not eliminate) risk by diversifying its holdings among many securities in order to minimize the portfolio impact of any single investment.

          (2) Economics of Size -- Purchases and sales of securities often entail disproportionately large unit costs on small transactions. The size and volume of the Fund's portfolio transactions should enable it to effect such transactions at better net unit prices than an individual could achieve.

          (3) Professional Management -- Ownership of many securities requires the full-time skill and attention of professional managers.

     The Plans contain a Creation and Sales Charge equal to as much as 50% of the first 12 investments and lesser amounts of subsequent investments. In addition to the Creation and Sales Charge, Planholders must pay custodian fees and incidental service fees to the Custodian and service charges to the Sponsor. See "Custodian and Sponsor Charges."

     For Plans established after May 1, 1993, a Plan may be terminated by the Custodian or Sponsor if the Planholder fails to make investments under his Plan for a period of 6 months. For Plans established prior to May 1, 1993, a Plan may be terminated by the Custodian or Sponsor if the Planholder fails to make investments under his Plan for a period of 12 months. Both types of Plans may be terminated if Fund shares are not available and a substitution is not made. See "Termination of a Plan" at page 19.

                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                                 15 YEAR PLANS


                                                   CREATION AND SALES CHARGES
                                        ------------------------------------------------      CUSTODIAN FEE
       MONTHLY                             PER          PER                       % OF     -------------------
       INVEST-              TOTAL        INVEST-      INVEST-                    TOTAL       PER                    TOTAL
        MENT               INVEST-        MENT         MENT                     INVEST-    INVEST-               DEDUCTIONS
        UNIT                MENTS       1 THRU 12   13 THRU 180      TOTAL       MENTS       MENT     TOTAL(A)     (A)(B)
       -------             -------      ---------   -----------      -----      -------    -------    --------   ----------
      $   50.00         $    9,000.00    $ 25.00       $  2.77    $   765.36      8.50%     $1.50     $270.00    $ 1,035.36
          75.00             13,500.00      37.50          4.15      1,147.20      8.50       1.50      270.00      1,417.20
         100.00             18,000.00      50.00          5.00      1,440.00      8.00       1.50      270.00      1,710.00
         125.00             22,500.00      62.50          6.25      1,800.00      8.00       1.50      270.00      2,070.00
         150.00             27,000.00      75.00          5.89      1,889.52      7.00       1.50      270.00      2,159.52
         166.66             29,998.80      83.33          6.54      2,098.68      7.00       1.50      270.00      2,368.68
         200.00             36,000.00     100.00          7.86      2,520.48      7.00       1.50      270.00      2,790.48
         250.00             45,000.00     125.00          9.82      3,149.76      7.00       1.50      270.00      3,419.76
         300.00             54,000.00     150.00          5.36      2,700.48      5.00       1.50      270.00      2,970.48
         350.00             63,000.00     175.00          5.31      2,992.08      4.75       1.50      270.00      3,262.08
         400.00             72,000.00     200.00          5.00      3,240.00      4.50       1.50      270.00      3,510.00
         500.00             90,000.00     225.00          5.36      3,600.48      4.00       1.50      270.00      3,870.48
         600.00            108,000.00     260.00          6.62      4,232.16      3.92       1.50      270.00      4,502.16
         750.00            135,000.00     300.00          8.70      5,061.60      3.75       1.50      270.00      5,331.60
       1,000.00            180,000.00     350.00         12.50      6,300.00      3.50       1.50      270.00      6,570.00
       1,500.00            270,000.00     375.00         13.39      6,749.52      2.50       1.50      270.00      7,019.52
       3,000.00            540,000.00     450.00         16.07      8,099.76      1.50       1.50      270.00      8,369.76
       6,000.00          1,080,000.00     600.00         21.43     10,800.24      1.00       1.50      270.00     11,070.24

                                           % OF TOTAL
                                           DEDUCTIONS
                                       -------------------
                            NET                    TO NET
       MONTHLY            INVEST-         TO      INVEST-
       INVEST-             MENT         TOTAL       MENT
        MENT              IN FUND      INVEST-    IN FUND
        UNIT             SHARES(C)      MENTS      SHARES
       -------         -------------   -------    -------
      $   50.00        $    7,964.64     11.50%     13.00%
          75.00            12,082.80     10.50      11.73
         100.00            16,290.00      9.50      10.50
         125.00            20,430.00      9.20      10.13
         150.00            24,840.48      8.00       8.70
         166.66            27,630.12      7.90       8.57
         200.00            33,209.52      7.75       8.40
         250.00            41,580.24      7.60       8.22
         300.00            51,029.52      5.50       5.82
         350.00            59,737.92      5.18       5.46
         400.00            68,490.00      4.88       5.12
         500.00            86,129.52      4.30       4.49
         600.00           103,497.84      4.17       4.35
         750.00           129,668.40      3.95       4.11
       1,000.00           173,430.00      3.65       3.79
       1,500.00           262,980.48      2.60       2.67
       3,000.00           531,630.24      1.55       1.57
       6,000.00         1,068,927.76      1.03       1.04


NOTES:

   (A)  Does not include an annual $12 Custodian Fee (for completed
        Plans or for incomplete, inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal.
   (B) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.
   (C) Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table. Amounts available for dividends and distributions take into account expenses of the Fund.

          TOTAL 25 YEAR ALLOCATIONS OF INVESTMENTS AND DEDUCTIONS WHEN
                       EXTENDED INVESTMENT OPTION IS USED


   (Please see page 11 for a description of the Extended Investment Option.)



                                         CREATION
                                         AND SALES                                                 % OF TOTAL DEDUCTIONS
                                          CHARGES                                  NET        --------------------------------
 MONTHLY                    CREATION       AS %       CUSTODIAN     TOTAL       INVESTMENT        TO                TO NET
INVESTMENT      TOTAL       AND SALES    OF TOTAL        FEE      DEDUCTIONS     IN FUND         TOTAL           INVESTMENT IN
   UNIT      INVESTMENTS     CHARGES    INVESTMENTS    (A)(B)       (A)(B)      SHARES(C)     INVESTMENTS         FUND SHARES
----------   ------------   ---------   -----------    ------     ----------   ------------   -----------        --------------
$   50.00    $  15,000.00   $1,097.76        7.32%     $450.00     $1,547.76   $  13,452.24       10.32%               11.51%
    75.00       22,500.00    1,645.20        7.31       450.00      2,095.20      20,404.80        9.30                10.27
   100.00       30,000.00    2,040.00        6.80       450.00      2,490.00      27,510.00        8.30                 9.10
   125.00       37,500.00    2,550.00        6.80       450.00      3,000.00      34,500.00        8.00                 8.70
   150.00       45,000.00    2,596.32        5.77       450.00      3,046.32      41,753.68        6.80                 7.26
   166.66       49,998.00    2,883.48        5.77       450.00      3,333.48      46,664.52        6.67                 7.14
   200.00       60,000.00    3,463.68        5.77       450.00      3,913.68      56,086.32        6.52                 6.98
   250.00       75,000.00    4,328.16        5.77       450.00      4,778.16      70,221.84        6.37                 6.80
   300.00       90,000.00    3,343.68        3.72       450.00      3,793.68      86,206.32        4.22                 4.40
   350.00      105,000.00    3,629.28        3.46       450.00      4,079.28     100,920.72        3.89                 4.04
   400.00      120,000.00    3,840.00        3.20       450.00      4,290.00     115,710.00        3.58                 3.71
   500.00      150,000.00    4,243.68        2.83       450.00      4,693.68     145,306.32        3.13                 3.23
   600.00      180,000.00    5,026.56        2.79       450.00      5,476.56     174,523.44        3.04                 3.14
   750.00      225,000.00    6,105.60        2.71       450.00      6,555.60     218,444.40        2.91                 3.00
 1,000.00      300,000.00    7,800.00        2.60       450.00      8,250.00     291,750.00        2.75                 2.83
 1,500.00      450,000.00    5,356.32        1.86       450.00      8,806.32     441,193.68        1.96                 2.00
 3,000.00      900,000.00   10,028.16        1.11       450.00     10,478.16     889,521.84        1.16                 1.18
 6,000.00    1,800,000.00   13,371.84        0.74       450.00     13,821.84   1,786,178.16        0.77                 0.77


NOTES:

   (A)  Does not include an annual $12 Custodian Fee (for completed
        Plans or for incomplete, inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal.
   (B) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plan's administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.
   (C) Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table. Amounts available for dividends and distributions take into account expenses of the Fund.

                     A TYPICAL $50 MONTHLY INVESTMENT PLAN

  (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE
                                     PLAN)

                                                                                  AT THE END OF
                                                                                     6 MONTHS
                                                                                 (6 INVESTMENTS)
                                                                           ----------------------------
                                                            % OF TOTAL                      % OF TOTAL
                                            AMOUNT          INVESTMENTS       AMOUNT        INVESTMENTS
    15 YEARS (180 INVESTMENTS)
Total Investments...................  $         9,000.00         100.00%   $      300.00         100.00%
Deduct:
    Creation and Sales Charge.......              765.36           8.50           150.00          50.00
    Custodian Fee...................              270.00           3.00             9.00           3.00
    Total Deductions(A).............            1,035.36          11.50           159.00          53.00
Net Amount Invested Under Plan......            7,964.64          88.50           141.00          47.00

    25 YEARS (300 INVESTMENTS)
Total Investments (B)...............  $        15,000.00         100.00%   $      300.00         100.00%
Deduct:
    Creation and Sales Charges......            1,097.76           7.32           150.00          50.00
    Custodian Fee...................              450.00           3.00             9.00           3.00
    Total Deductions(A).............            1,547.76          10.32           159.00          53.00
Net Amount Invested Under Plan......           13,452.24          89.68           141.00          47.00

                                             AT THE END OF                     AT THE END OF
                                                 1 YEAR                           2 YEARS
                                            (12 INVESTMENTS)                 (24 INVESTMENTS)
                                      ----------------------------    -------------------------------
                                                       % OF TOTAL                         % OF TOTAL
                                         AMOUNT        INVESTMENTS         AMOUNT         INVESTMENTS
    15 YEARS (180 INVESTMENTS)
Total Investments...................  $      600.00         100.00%   $       1,200.00         100.00%
Deduct:
    Creation and Sales Charge.......         300.00          50.00              333.24          27.77
    Custodian Fee...................          18.00           3.00               36.00           3.00
    Total Deductions(A).............         318.00          53.00              369.24          30.77
Net Amount Invested Under Plan......         282.00          47.00              830.76          69.23
    25 YEARS (300 INVESTMENTS)
Total Investments (B)...............  $      600.00         100.00%   $       1,200.00         100.00%
Deduct:
    Creation and Sales Charges......         300.00          50.00              333.24          27.77
    Custodian Fee...................          18.00           3.00               36.00           3.00
    Total Deductions(A).............         318.00          53.00              369.24          30.77
Net Amount Invested Under Plan......         282.00          47.00              830.76          69.23

NOTES:

  (A) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plan's administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan.


  (B) The 25-year investment schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. The Custodian Fee may be increased as set forth on Page 11.


     Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table. Amounts available for dividends and distributions take into account expenses of the Fund.

     After the first twelve payments, the Creation and Sales Charge deducted from any investment will not exceed 5.86% of the net investment in Fund shares (before deduction of Custodian Fee).

     The amounts shown are also subject to an additional Custodian Charge of $2.50 (plus transfer taxes, if any) if the Plan is terminated prior to completion of all Plan investments.

                      HOW TO START A SUMMIT INVESTORS PLAN


     To start a Plan, an investor must complete an application and mail it to AIM Distributors, together with a check, in the amount of the initial monthly investment unit, payable to State Street Bank and Trust Company, Custodian. After the application has been accepted by AIM Distributors, the investor will be issued a Plan and receive a statement showing the number of whole and fractional Fund shares purchased for the investor's account. The investor will then send regular monthly investments, made payable to the Custodian, directly to the Custodian's administrative service agent, Boston Financial Data Services, Inc. ("BFDS"), P.O. Box 8300, Boston, Massachusetts 02266-8300. Investments, after applicable deductions, will be applied toward the purchase of Fund shares at their net asset value.


                      RIGHTS AND PRIVILEGES OF PLANHOLDERS

     All Plans are registered in the name of the Planholder at the time of issuance and constitute an individual agreement among the Planholder, the Sponsor and the Custodian. No agent or other person has the authority to modify, alter or otherwise change the terms of the Plan, or to bind the Sponsor, BFDS, the Custodian or the issuer of the Fund shares by any statement, written or oral, not contained in this Prospectus. Under the terms of the Plan, Planholders enjoy certain rights, privileges and options which are described as follows:

1. REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless otherwise directed by the Planholder, all income dividends and capital gains distributions, in whatever form received and after applicable deductions, are automatically used to purchase additional Fund shares at net asset value. No sales charge is made on any such reinvestment. The Planholder may instruct BFDS by written notice, received at least seven days prior to the record date of an income dividend or capital gains distribution, to remit the net amount of such dividend or distribution to the Planholder. These instructions may be changed at any time. Dividends and distributions for qualified retirement plans, including IRAs, must be reinvested.

     Dividends and distributions paid by the Fund are reportable by Planholders for income tax purposes regardless of whether they are invested in additional Fund shares or paid in cash. (Qualified retirement plans, including Individual Retirement Accounts ("IRAs"), may be entitled to defer taxes until some later date.)

2. RIGHTS OF ACCUMULATION

     The face amounts of two or more Plans purchased at one time by "any person" may be combined to take advantage of the lower Creation and Sales Charges available on larger sized investments. The term "any person" includes an individual, his or her spouse and children under the age of 21, and a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) even though more than one beneficiary is involved. The term "any person" shall not include a group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for such a group of individuals.

     To qualify for the reduced Creation and Sales Charges, all of the applications for the Plans involved must be submitted at the same time together with a letter from the Planholder (or his dealer) requesting that the face amounts of such Plans be aggregated for the purpose of determining the applicable Creation and Sales Charges. In the event investments under one or more of such Plans are discontinued, the remaining Creation and Sales Charges will be changed to reflect the charges applicable to the Plans that remain in effect.


     When purchasing any new Plan(s), "any person" (as defined above) may qualify for a reduced Creation and Sales Charge by combining the face amount of any existing Plan(s) on which investments are current with the face amount of the new purchase. When increasing the face amount of any existing Plan(s) on which investments are current, "any person" (as defined above) may qualify for a reduced Creation and Sales Charge applicable to the value of the changed Plan. For rights of accumulation, a Plan is considered to be current if: (a) it has been completed and not redeemed; (b) it has not been completed but has at least as many investments recorded as there are months elapsed since establishment or since being increased, or investments are current; or (c) it is a qualified retirement plan, including an IRA. The reduced Creation and Sales Charges apply to payments made after the Sponsor has been notified of the eligibility of such Plans for reduced Creation and Sales Charges and has received the information necessary to confirm such eligibility. In the case of existing IRA Plans at the $166.66 per month level, the reduced Creation and Sales Charges will apply to payments made on both the existing Plan and the new Plan.


3. FEDERAL INCOME TAX WITHHOLDING

     As an additional service, BFDS may withhold 28% of any income dividend or capital gains distribution by the Fund and send that amount to the Internal Revenue Service as a credit against the Planholder's tax liability, if any. The amount withheld may or may not be equal to the additional taxes the Planholder may owe due to the dividend or distribution. The withholding service, however, is only available to Planholders if distributions are reinvested in full. If the Planholder elects to authorize this withholding, the number of Fund shares purchased with the remainder of the income dividend or capital gains distribution will be less than would have otherwise been the case.

     This service is available with respect to all Plans except qualified retirement plans, including IRAs. This option can be initiated upon written request to BFDS; and, once initiated, remains in effect until BFDS is notified in writing to terminate the withholding.

4. VOTING RIGHTS

     Planholders will receive a notice and related proxy statement for each meeting of the Fund's shareholders. The Custodian will vote the shares held in a Planholder's account as instructed by the Planholder on the voting instructions card which will accompany the notice and proxy statement. If the voting instructions card is validly executed and returned without specification of a choice, the shares will be voted in favor of the proposals of the Fund's management. The Custodian will vote shares for which no valid voting instructions have been received in the same proportion as it votes shares for which it has received instructions. Planholders may attend any such meetings, and if a Planholder desires to vote in person the shares held in the Planholder's account, the Planholder may make a written request to the Custodian prior to the meeting for a proxy which will permit the shares to be voted in person.

5. STATEMENTS, REPORTS AND NOTICES

     BFDS will mail to each Planholder a statement for each investment stating the price per Fund share purchased after applicable deductions and the total number of Fund shares held for the Planholder's account. A notice of the next investment due is also included. Planholders will also receive at least annually a current Fund prospectus and audited financial statements of the Fund, including a complete list of all securities held in the Fund's portfolio, and copies of all other reports sent by the Fund to its shareholders. Planholders will also be sent notices of all income dividends and capital gains distributions made with respect to Fund shares, together with tax reporting information relating to such dividends and distributions. Any notices, reports or documents required or authorized to be given or sent to a Planholder under this Prospectus will be conclusively deemed to have been given or sent upon mailing to the Planholder's address of record, and the date of such mailing shall be deemed the date of the giving of such notice.

6. RETIREMENT PLANS

     A Plan may be used by individuals who wish to establish tax-deferred qualified retirement plans such as IRAs, IRA-SEPs, Profit Sharing Plans and Money Purchase Plans. Detailed information concerning such plans is available from the Sponsor. The information sets forth the additional service fees charged for such retirement plans. The annual maintenance fee charged by the Custodian for plans offered by the Sponsor is $10.00. In addition, IRA rollover or transfer contributions can be accepted into a Plan from qualified individuals.

7. PRE-AUTHORIZED CHECK INVESTMENT PROGRAM

     If a Planholder wishes to have investments in his Plan made automatically without having to write a check each month, the Planholder may request that investments be made by means of pre-authorized checks. Under this program, each month BFDS will draft the Planholder's bank account in the amount of the monthly payment. The proceeds of the draft (less applicable Creation and Sales Charges and other applicable fees and charges) will be invested in the Planholder's account.

     To initiate a Pre-Authorized Check Investment Program, the Planholder should complete the Pre-Authorized Check Form and send it along with a voided blank check to BFDS. The Planholder may terminate a Pre-Authorized Check Investment Program at any time by written notice to BFDS at least five days prior to the date of the next scheduled draft.

8. TRANSFER OR ASSIGNMENT

     To secure a loan, a Planholder may assign his right, title and interest in a Plan to a bank or other lending institution. (Qualified retirement plans, including IRAs, are required by federal tax law to be non-assignable.) The bank or other lending institution, however, will not be entitled to exercise the right of partial withdrawal or partial liquidation. During the term of the assignment, the Planholder will be entitled to all dividends and distributions on Fund shares. In addition, a Planholder may:

          (a) transfer his right, title and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan; or

          (b) transfer his right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan.

     A charge of $2.50 is made for each such transaction plus transfer taxes, where applicable.

     The Custodian will, at the request of the assignee, record an assignment until such time as the assignee notifies BFDS that the assignment has been released. No such assignment will be binding on the Custodian until it is recorded. Until the Custodian and the Sponsor have permitted such assignment to be recorded, they may treat the Planholder as the sole and absolute owner of the Plan and the related Fund shares.

9. ACCELERATION OF INVESTMENTS

     A Planholder may complete a Plan ahead of schedule by making investments in advance of scheduled dates, but the Planholder may normally not make more than 24 investments in any one calendar year (including the current investment). In addition to these investments made in advance of their scheduled dates, a Planholder may make an additional 24 investments during the life of a Plan. Advance investments do not change the normal sequence of the dates for scheduled Plan investments; i.e., a Plan does not become "delinquent" in its investments until all advance investments have been credited for the month in which investments would have normally been made or applied. There is no reduction in the Creation and Sales Charges for any advance investments. On multiple investments, however, the Custodian's fee cannot exceed $5.00. See "Custodian Fees."

     The Sponsor may waive the limitation on advance investments for (a) Plans established in connection with qualified retirement plans, including IRAs, (b) the completion in a single investment of a Plan by the estate or joint owner of a deceased Planholder, or, (c) the investment in a Plan that is in arrears so that such Plan may become current.

10. CHANGING THE FACE AMOUNT OF A PLAN

     A Planholder may increase the amount of a Plan at any time. In addition, prior to making the sixth investment under a Plan, the Planholder may decrease the amount of a Plan by as much as 50% of the face amount. Requests for changes in the face amount of a Plan should be sent to AIM Distributors and should be accompanied by a completed Plan application for the new face amount. The new Plan must be in one of the denominations listed on page 4. An increase in a Plan amount does not create new cancellation and refund rights that are created when a new Plan is issued. The Creation and Sales Charges already paid on the existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on the new Plan at the time that it is established. Any additional Creation and Sales Charges due on the new Plan will be obtained from a liquidation of Fund shares. A charge of $2.50 will be made by the Custodian for any change in a Plan denomination; charges will also be made by the Custodian for any applicable transfer taxes. For a period of six months following a face change increase, the Planholder may decrease the increased Plan to a smaller plan size, but not smaller than the original Plan prior to the increase. Investments already made will be credited to the new Plan.

11. EXTENDED INVESTMENT OPTION

     Planholders may continue making monthly investments pursuant to the Extended Investment Option after completing all scheduled investments under a Plan. Investments under this option are subject to the same deductions as applied to the last scheduled investment (except that the

Custodian reserves the right to increase the Custodian Fee applicable during this period to the rate then being charged for new Plans of the same denomination, provided, however, that such new rate shall not be more than 75% higher than the Custodian Fees detailed in this Prospectus). A Planholder may stop all future investments under this option by notifying BFDS in writing, after which no additional investments will be permitted and the Plan will be deemed completed. If under this option a Planholder fails to make regularly scheduled investments for six consecutive months after being credited for any advance investments made under the option, he forfeits the right to make additional investments, and for Plans established after May 1, 1993 the Plan may be terminated by the Sponsor or the Custodian. For Plans established prior to May 1, 1993, failure to make regularly scheduled investments for 12 consecutive months may result in termination of the Plan. The Sponsor and Custodian will not require termination of an Extended Investment Option until the 300th payment under a Plan has been made even if such payment is more than 25 years from the issuance date.

     When the Extended Investment Option expires either through failure to make required monthly investments or upon written notice of termination to BFDS or for any other reason, the Custodian has the right to increase its fee to the rate currently being charged for new Plans of the same denomination. In no case, however, will this new rate be more than 75% higher than the current annual rate of the Custodian Fees.

12. SYSTEMATIC WITHDRAWAL PROGRAM

     When all regularly scheduled investments are completed, a Planholder may elect to establish a Systematic Withdrawal Program. Planholders holding Plans in IRAs, Keogh plans, or other retirement plans may elect to establish a Systematic Withdrawal Program by notifying the Sponsor that the Planholder does not intend to make any further Plan payments. Under this program, the Planholder can elect to receive monthly or quarterly checks in any amount of $50 or more. To provide funds for these payments, the Custodian, as agent for the Planholder, will on the first business day of each month or quarter redeem shares held in the Planholder's account at the net asset value of the Fund in effect at the time of each such redemption. The Planholder may change the amount of payments made to him under a Systematic Withdrawal Program or discontinue a Systematic Withdrawal Program at any time.


     While a Systematic Withdrawal Program is in effect, the Planholder may not elect to receive dividends and distributions, in cash, on Fund shares held in his account. A Planholder may not simultaneously maintain an uncompleted Plan and a Systematic Withdrawal Program.


     Payments received by a Planholder under a Systematic Withdrawal Program are treated as derived from a taxable transaction. Since such payments are funded by the redemption of shares of the Fund, they will be treated for tax purposes as a sale or exchange of a capital asset, resulting in the recognition of a capital gain or loss, rather than as ordinary income.

     A charge of $1.00 per check will be made for each payment under a Systematic Withdrawal Program. This charge is collected by redeeming the necessary fractional shares. For any payment made ten years after the issuance of a Plan, the charge may be increased to the amount specified in the then current Prospectus. However, this charge may not exceed $1.75. The Sponsor reserves the right (upon 90 days' notice to Planholders) to discontinue offering Systematic Withdrawal Programs.

13. CANCELLATION AND REFUND RIGHTS

     Planholders have certain rights of cancellation. Within 60 days after issuance of the Plan, the Sponsor will send to the Planholder a notice regarding his cancellation rights. If the Planholder elects to cancel his Plan, a written request must be submitted to BFDS so that it is received within 45 days after the mailing of that notice. The Planholder will receive a cash refund equal to the sum of (1) the total current net asset value of the Fund shares credited to his Plan account on the date that the cancellation request is received by BFDS and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

     In addition, a Planholder may submit a written request to BFDS at any time within an 18-month period beginning on the date of the issuance of the Plan and receive from the Sponsor a cash payment equal to the sum of (1) the total current net asset value of the Fund shares credited to the account on the date of redemption and (2) an amount by which the Creation and Sales Charges deducted from the Planholder's total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees and Service Charges are not subject to refund.

     In order to receive the above refunds, the Planholder's request should be sent in writing, with the signature guaranteed, as required by the Custodian, to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

     For Plans established after May 1, 1993, the Sponsor will send the Planholder a written notice of the 18-month right of cancellation if either of the following occurs: (a) if during the first 15 months after the date of issuance of the Plan, the Planholder has missed three investments or more; or
(b) if following the first 15 months after the date of issuance of the Plan (but prior to 18 months after such date), the Planholder has missed one investment or more. In the event the Sponsor has previously sent a notice in connection with event (a) above, a second notice will not be sent even if additional investments are missed. These notices will inform Planholders of their Plan cancellation rights as set forth above, and also will include the value of the account and the amount the Planholder would be entitled to receive upon cancellation, as of the date of the notice.

     For Plans established prior to May 1, 1993, the Sponsor will send the Planholder a notice within 30 days following the expiration of 15 months after the date of the issuance of the Plan Certificate if the Planholder has missed three investments or more. The Sponsor will also send the Planholder a notice (described above) if he has missed one investment or more after the expiration of the 15 month period but prior to the expiration of the 18 month period. These notices will inform the Planholder of his rights of cancellation as set forth above, of the value of his account at the time the notice is sent and of the amount to which he is entitled if he chooses to redeem his Plan.

14. PARTIAL WITHDRAWAL OR PARTIAL LIQUIDATION WITHOUT TERMINATION


     If a Planholder wishes to withdraw part of his investment in his Plan without terminating his Plan, he may do so either by written instruction to the Custodian or, beginning on or about May 1, 1997, by calling BFDS at (617) 328-5000, subject to the restrictions specified below.


     If a Planholder wishes to receive cash instead of Fund shares, he may direct the Custodian, acting as his agent, to withdraw and then redeem (liquidate) part of his shares and remit the net proceeds to him, again subject to the restrictions specified below. When a partial liquidation has been effected through the redemption of Fund shares by the Custodian, the Planholder may, but is not required to, restore the value of his Plan by remitting to BFDS an amount equal to the cash withdrawal, which amount will be used to purchase Fund shares for his account at the next determined net asset value of the Fund shares. This restoration cannot be made earlier than 90 days (45 days for Individual Retirement Accounts) following a partial liquidation. All reinvestments must be at least 25% of the amount withdrawn or $2,000, whichever is less. There may be federal income tax consequences upon a partial liquidation of Fund shares; restoration of a partial liquidation of IRA shares must be made within 60 days in order to avoid tax consequences, including early withdrawal penalties. See "Taxes." A Planholder may, however, make a partial withdrawal and reinvestment in a manner which complies with the Internal Revenue Code rules relating to IRA rollovers.


     The partial liquidation and restoration privilege is intended to facilitate the temporary use for emergency purposes of funds invested in a Plan. The Sponsor reserves the right to limit a Planholder to exercising the partial liquidation and restoration privilege once during the period of a calendar year, although the Sponsor currently does not enforce this limit. The Sponsor reserves the right to impose such additional restrictions as, in its judgment, are necessary to conform to the requirements of Section 26 of the National Association of Securities Dealers' Conduct Rules.


     A partial withdrawal or liquidation will only be allowed if the Planholder has owned his Plan for at least 45 days. The number of Fund shares involved cannot exceed 90% of the shares in his account and the amount involved must be at least $100. A charge of $2.50 will be made by the Custodian for each partial withdrawal, liquidation or restoration, and the Planholder will be liable for any transfer taxes that may be required. Restorations of amounts withdrawn by a Planholder as a partial liquidation should be clearly identified as such, in order to distinguish them from additional payments. A partial withdrawal or liquidation will not affect the total number of Plan investments, the period in which such investments are to be made, or the unpaid balance of Plan investments under the Plan.


     Beginning on or about May 1, 1997, Planholders may also request partial withdrawals or partial liquidations by telephone by calling BFDS at (617) 328-5000. If a Planholder does not wish to allow withdrawals by telephone by any person in his account, he should decline that option on the account application. The telephone withdrawal or liquidation feature can be used only if: (a) the proceeds are made payable to the Planholder of record and mailed to the address of record; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the person requesting the withdrawal can provide proper identification information; (d) the proceeds of the withdrawal do not exceed $50,000; and (3) the Cancellation and Refund Rights set forth on page 12 of this Prospectus may not be exercised by telephone.



     Shares held in retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone withdrawal option. AIM Distributors has made arrangements with certain dealers to accept telephone instructions for the withdrawal of shares. AIM Distributors reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the withdrawal of shares) with AIM Distributors. The Fund, AIM Distributors, the Custodian, and BFDS will not be liable for any loss, expense or cost arising out of any telephone withdrawal request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recording of telephone transactions, requests for confirmation of the Planholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.



     Shares withdrawn by telephone are redeemed at their net asset value next determined after a request for withdrawal in proper form (including signature guarantees and other documentation, if applicable) is received by BFDS. Orders for the withdrawal of shares received in proper form prior to the New York Stock Exchange ("NYSE") close on any business day of the Fund will be confirmed at the price determined as of the close of that day. Any resulting loss from the dealer's failure to submit a request for withdrawal within the prescribed time frame will be borne by that dealer. Telephone withdrawal requests must be made by NYSE close on any business day of the Fund and will be confirmed at the price determined as of the close of that day. No telephone withdrawal request will be accepted which specifies a particular date for withdrawal or which specify any special conditions.



     See "Complete Withdrawal or Termination" below for information concerning the method of providing written instructions to the Custodian to effect a partial withdrawal or liquidation and the circumstances under which the redemption of shares may be delayed.


15. COMPLETE WITHDRAWAL OR TERMINATION

     A Planholder may terminate his Plan at any time upon written request to BFDS. In terminating his Plan he may request the Custodian to deliver to him in certificate form the Fund shares he has accumulated (properly registered in his name) or he may direct the Custodian, as his agent, to withdraw his shares, redeem (liquidate) them and send him the proceeds. A charge of $2.50 will be made by the Custodian for a complete withdrawal, and the Planholder will be liable for any transfer taxes that may be required. If the Planholder directs the delivery of his Fund shares, sufficient shares will be redeemed to pay authorized deductions and transfer taxes and leave no fractional shares, with any net balance to be paid in cash. The redemption of Fund shares is a taxable event. See "Taxes."


     Instructions in writing for both partial or full liquidation of Fund shares held in a Plan must be in the form of a letter signed by the Planholder with the signature guaranteed, as required by the Custodian. A signature guarantee is designed to protect the Planholder, the Plan, the Sponsor and the Custodian. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the United States Securities and Exchange Commission (the "SEC"). A notary public is not an acceptable guarantor. It is the present policy of the Sponsor not to require signature guarantees for liquidation requests of under $50,000 unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. Upon notice to the Planholder, this policy may be changed. Currently, in addition to these requirements, if a Planholder has invested in the Plan to establish an IRA, he should include the following information along with his written request for either partial or full liquidation of Fund shares:
(a) a statement as to whether or not he has attained age 59-1/2; (b) a statement as to whether or not he is legally disabled; (c) a statement as to whether or not he elects to have federal income tax withheld from the proceeds of the liquidation; and (d) his Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If a Planholder has been notified by the Internal Revenue Service that he is currently subject to backup withholding, then the preceding statement should be modified accordingly. Even if he elects not to have federal income tax withheld, he is liable for federal income tax on the taxable portion of the liquidation. He may also be subject to tax penalties under the estimated tax payment rules if his payments of estimated tax and withholding, if any, are not adequate. All documents must be in proper order before any liquidation can be executed. Liquidation requests should be sent to BFDS. The redemption price will be the net asset value of Fund shares next determined after such documents in proper order have been received by AIM Distributors or BFDS.


     Except as set forth below, the Planholder will be sent the proceeds of a partial or complete liquidation within seven days after receipt by BFDS of all necessary documents in proper order. However, BFDS will not mail redemption proceeds to the Planholder until checks received for any shares purchased by the Planholder have cleared. The payment period may be extended if the Custodian's right to redeem shares of the Fund has been suspended or restricted because: (a) trading on the NYSE is restricted, as determined by the applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.


16. PLAN REINSTATEMENT PRIVILEGE

     A Planholder may, within 60 days after he has completely terminated his Plan as described in paragraph 15 above, by written request to BFDS, reinstate his Plan without any sales charge, subject to certain restrictions:

          A. By including with the request an amount equal to but not less than 10% of the redemption proceeds, if no refunded sales charges were provided in the termination.

          B. By including with the request the full amount of all refunded sales charges, plus an amount equal to but not less than 10% of the shares redeemed, if the termination was done under the privileges described in paragraph 13, page 12.

     A Planholder may not reinstate a terminated plan if he has ever exercised the privilege previously. If the Plan Reinstatement Privilege is exercised, neither the total number of monthly investments to be made nor the unpaid balance of monthly Plan investments under the Plan will be affected.

     The complete termination of a Plan will normally result in the realization of gain or loss for federal income tax purposes depending upon the Planholder's basis for his terminated Plan. Any gain will be recognized and subject to the applicable capital gains tax; however, if a loss were realized, reinstatement of the Plan could effect a "wash sale," in which event the loss will not be recognized for tax purposes. The amount of the non-recognized loss will however, be added to the cost of the reinstated Plan to determine the Planholder's basis for tax purposes.

     In addition to the Plan Reinstatement Privilege described above, the Sponsor may from time to time permit Planholders who have previously terminated their Plans to establish new Plans on the following terms:

          1. The Planholder must open the new Plan with an investment equal to or less than the amount of the redemption proceeds received upon liquidation of the former Plan. No Creation and Sales Charges or Custodian fees will be subtracted from the initial investment.

          2. The number of the next payment due on the new Plan will be the number of the next payment due on the former Plan at the time it was terminated.

          3. Creation and Sales Charges on the new Plan will be the Creation and Sales Charges that would currently be applicable to the former Plan.

     The ability to establish such new Plans will not be generally available, but will be available only during such limited time periods as may be specified by the Sponsor from time to time.

17. CONTINUATION OF CUSTODIANSHIP

     If, after the Planholder has completed his Plan investments, the Planholder does not elect a complete or partial withdrawal of his investment in his Plan or termination of his Plan, then the Custodian will retain custody of the Fund shares (provided there is no substitution of Fund shares, as discussed below) and will continue to perform all of its services until after the 300th payment under the Plan has been made. The Planholder may, however, elect to continue the Custodianship after the 300th payment under the Plan, subject to the right of the Sponsor or Custodian to terminate the Plan.

                         CUSTODIAN AND SPONSOR CHARGES

CREATION AND SALES CHARGES

     The Sponsor receives the Creation and Sales Charges as compensation for its services and costs in creating the Plans and arranging for their administration, for making the Fund shares available to Planholders at their net asset value and for all selling expenses and commissions with respect to the Plans. These charges are deducted from each investment and are larger on the first year's investments than on subsequent investments. For example, on a $50 per month Plan, $25.00 is deducted from each of the first 12 investments during the first year. After the first year, the charge drops to $2.77 per investment.


     During the fiscal years ended October 31, 1996, 1995 and 1994, total investments made by all Planholders amounted to $118,046,016, $110,113,722 and $114,796,966, respectively. The amount of Creation and Sales Charges deducted from these investments was $7,099,870, $5,419,794 and $7,193,650, respectively, of which amount $542,980, $420,623 and $529,672, respectively, was retained by the Sponsor and $6,556,890, $4,999,171 and $6,663,978, respectively, was paid to investment dealers who participated in the sale of Plans.


     Plans may be purchased directly from the Sponsor and investments may be made thereunder without deduction of Creation and Sales Charges by directors, officers and full-time employees of the Fund and the Sponsor and its affiliates. The Sponsor foregoes the Creation and Sales Charges on Plans purchased by such persons because any expenses incurred by it in connection with such purchases are expected to be minimal.

CUSTODIAN FEES AND SERVICE CHARGES

     For its services under a Plan, the Custodian deducts $1.50 per investment as a service fee. This fee is deducted from Plan investments prior to the purchase of Fund shares. The Custodian's fee charged at any one time may not exceed $5.00. Thus, if a Planholder submits four or more investments at one time, the aggregate Custodian Fee deducted from all such investments will be $5.00.

     After the completion of all Plan investments, or, if investments have been made in advance, after the expiration of 15 years from the date of the Plan (provided the Planholder has not exercised the Extended Investment Option), the Custodian receives for its services an annual fee of $12.00. The Custodian also deducts this fee on Plans on which no investment has been made for a 12-month period. This fee will normally be deducted from the first combined income dividend and capital gains distribution in each year, but the Custodian is authorized to collect these fees from the proceeds of the sale of Fund shares held for the Planholder's account, if necessary.


     The aggregate amount of Custodian Fees deducted by the Custodian with respect to all Plans during the fiscal year ended October 31, 1996 was $1,449,807.


     Each year the Custodian will deduct from each Planholder's account an amount necessary to reimburse actual expenses (such as postage, forms and envelopes) incurred by the Sponsor during the previous year in performing certain administrative duties, but in no event will this deduction exceed $10.00 per year. These duties include the mailing to Planholders of required periodic reports, dividend statements and tax notices; the arranging for periodic audits of the Custodian's records by independent certified public accountants; and the preparation and filing of federal and state reports essential to the continuance of the Custodianship. This amount is payable from income dividends and capital gains distributions, but if these dividends and distributions are insufficient, the amount is collectible by the Custodian from the proceeds of the sale of Fund shares held for the Planholder's account. The amount of the Service Charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.


     The aggregate annual charges and deductions for maintenance and other expenses assessed to Planholders for the fiscal years ended October 31, 1996, 1995 and 1994, stated as a percentage of total distributions (includes dividends and capital gains) from Fund shares for such period or years, were 0.61%, 1.20% and 0.92%, respectively. Distributions, if any, are normally declared in December of each year. The aggregate annual charges and deductions for maintenance and other expenses assessed to Planholders for the fiscal year of the Sponsor ended December 31, 1996 was $462,687.


INCIDENTAL SERVICE FEES

     A Custodian charge of $2.50, in addition to the amount of any applicable transfer taxes, is made in the case of each transfer of title, each change in a Plan denomination, each partial or complete liquidation, each restoration, each declaration of trust (other than one filed concurrently with the application for the Plan), each recording of an assignment, each reissuance of a Plan, and each termination of a Plan prior to completion. A charge of $1.00 is made for each payment under a Systematic Withdrawal Program, and a charge of $3.00 per account per year is made for the preparation of a complete transcript of a Planholder's account. A charge of $5.00 is made for any check or pre-authorized check which is not honored by the bank on which it is drawn. The incidental service fees described above will be paid by the Sponsor. Although it has no current intention of doing so, the Sponsor reserves the right to reimpose these fees at some future date.

     Except as specifically provided in this Prospectus, there will be no deductions, charges, or fees of any kind on Plan payments, Fund shares held for the Planholder's account, or dividends or distributions paid by the Fund.

                                     TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), each Planholder is deemed for federal income tax purposes to be the owner of the underlying Fund shares accumulated in his account. Dividends and distributions on such shares paid to the Planholder used to pay the Custodian Fee or Service Charge or reinvested in additional Fund shares are taxable to the Planholder. See "Dividends, Distributions and Tax Matters" in the accompanying Fund prospectus for a discussion of the tax treatment of such dividends and distributions. As soon as practicable after the close of each calendar year, the Planholder will be advised of the amount and nature of the ordinary income dividends and capital gains distributions received on his behalf during such year.

     The Creation and Sales Charges deducted from a Planholder's investments in the Plan are not deductible for tax purposes by the Planholder, but are included in the Planholder's tax basis for the Fund shares in his account. The Custodian Fee and Service Charge paid by a Planholder (whether as a deduction from the Planholder's investments in the Plan or as a deduction from the distributions made on the Fund shares in the Planholder's account) are deductible for tax purposes by the Planholder only if he itemizes deductions and then only to the extent that the Custodian Fee and Service Charge, together with the Planholder's other miscellaneous itemized deductions, exceed 2% of the Planholder's adjusted gross income. Further, certain itemized deductions of the Planholder (including any portion of miscellaneous itemized deductions which exceeds the 2% floor, state and local income and property taxes, home mortgage interest, and charitable contributions) will be reduced (but not by more than 80% thereof) by 3% of the Planholder's adjusted gross income in excess of $117,950 (for tax years beginning in 1996 and as annually adjusted for inflation). This amount is calculated differently for married persons filing separate income tax returns.

     Under provisions of the Code, the Custodian may be required to withhold from dividends and liquidations 31% of all amounts otherwise payable to Planholders who have not provided the Custodian with a correct certified social security number or tax identification number or those who have been notified by the Internal Revenue Service that they are subject to "backup withholding" because of underreporting of reportable payments. The amounts withheld will be credited against the Planholder's federal income tax liability, and, if withholding results in an overpayment of taxes, a refund may be obtained from the Internal Revenue Service.

     Neither the Custodian, BFDS, nor the Sponsor bears any taxes arising from the custody of the Fund shares or the operations of the Custodianship under the Plans. The Custodian, BFDS, and the Sponsor are authorized to incur any expenses deemed necessary or appropriate in connection with any claim or possible claim for taxes against the Custodianship or the accounts of Planholders. The

Sponsor or the Custodian may, in its discretion, deduct charges against the account of the Planholder on a pro rata basis (determined by reference to the total number of Fund shares affected) in order to pay or set up reserves for such claims and related expenses.

                             SUBSTITUTION OF SHARES

     Shares of the Fund have been the underlying investment for the Plans since their inception. The Sponsor may substitute shares of another investment medium as the underlying investment if it deems such action to be in the best interests of the Planholders. Such substituted investment shall be generally comparable in character and quality to the Fund's shares, and shall be registered with the SEC under the Securities Act of 1933, as amended. Before any substitution can be effected, the Sponsor must:

          (a) Obtain an order from the SEC approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended (the "1940 Act");

          (b) Give written notice of the proposed substitution to the Custodian;

          (c) Give written notice of the proposed substitution to each Planholder, giving a reasonable description of the substituted fund shares, with the advice that, unless the Planholder responds within 30 days of the date of mailing of such notice, the Planholder will be considered to have agreed to bear his pro rata share of expenses and taxes in connection with the substitution. The pro rata share of expenses and taxes are payable from any income dividends and any capital gains distributions, but if such dividends and distributions are insufficient, the pro rata share of expenses and taxes are collectable by the Custodian from the proceeds of the sale of Fund shares held for the Planholder's account; and

          (d) Provide the Custodian with a signed certificate stating that such notice has been given to the Planholders.

     If no response is received within the 30-day notice period, the Custodian shall purchase shares of the substituted fund with subsequent investments received from the Planholder and any dividends and distributions which may be reinvested for his account. If shares of the substituted fund are also to be substituted for the shares already held, the Sponsor must arrange for the Custodian to be furnished, without payment of a sales charge of any kind, with shares of the substituted fund having an aggregate value equal to the value of shares of the Fund for which they are to be exchanged.

     If Fund shares are not available for purchase for a period of 90 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, select another underlying investment. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving such substitution as specified above and then shall notify the Planholder, and if, within 30 days after mailing such notice, the Planholder gives his written approval of the substitution and agrees to bear his pro rata share of actual expenses, including any tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. The Planholder's failure to give such written approval within the 30-day period shall give the Custodian authority to terminate his Plan.

     If Fund shares are not available for purchase for a period of 90 days or longer, and neither the Sponsor nor the Custodian substitutes other shares, the Custodian shall have the authority, without further action on its part, to terminate the Plans.

                             TERMINATION OF A PLAN

     A Plan will normally remain in existence until the Planholder has made 300 investment units into the Plan. Neither the Sponsor nor the Custodian can terminate a Plan established after May 1, 1993 sooner unless the Planholder has failed to make investments under his Plan for a period of 6 consecutive months (12 consecutive months for Plans established prior to May 1, 1993) from the scheduled due date of the last investment made (including any investments made in advance of their scheduled due dates). For example, the post-May 1, 1993 Plan of a Planholder who has made all investments due under his Plan through June 30th of a given year (regardless of when such investments were made) and who makes no further investments, may not be terminated prior to December 31st of that same year. Any scheduled investment made prior to the termination of a Plan extends the due dates of all future investments for a period equal to the period during which no investments were made. Accordingly, a Planholder need only make one investment during each 6-month period (or 12-month period for Plans established prior to May 1, 1993) to prevent his Plan from being terminated.

     A Plan may also be terminated prior to the accumulation of 300 investment units if shares of the Fund are not available and a substitution is not made. After 300 investment units have been made, or on the happening of any of the other events justifying termination, the Sponsor or the Custodian has the right to terminate a Plan 60 days after mailing written notice of the termination to the Planholder.

     On termination, the Custodian, acting as the Planholder's agent, must withdraw the shares from the Custodianship and, as the Planholder's agent, may surrender for liquidation all of the Fund shares credited to the account of the Planholder, or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. Any adjustment in Creation and Sales Charges or other charges occasioned by virtue of the termination by the Planholder through the exercise of one of the refund privileges will be made at the same time. The shares and/or cash, after payment of all authorized deductions, will be held by the Custodian as agent for the Planholder for delivery to the Planholder upon instruction by the Planholder. No interest will be paid on any cash balances held. If a response is not received within 60 days after mailing the notice of termination to the Planholder, the Custodian, in its discretion, may mail the shares, and its check payable to the former Planholder, to the last known address of record of the Planholder, and the Planholder will be deemed to have no further rights under the Plan. In all events, terminated Plans will not be resold. Undeliverable shares and funds will be held by the Custodian in trust for the account of the Planholder to whom they belong, subject to the abandoned property laws of The Commonwealth of Massachusetts.

                                 THE CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, acts as Custodian for the Plans pursuant to a custodian agreement, dated September 24, 1982, as amended and restated on June 1, 1983, (the "Custodian Agreement") with respect to Plans issued on or after such date. The Custodian is a corporation organized under the laws of the State of Massachusetts. The Internal Revenue Service Employer Identification Number of the Custodian is 04-1867445. The Custodian also acts as custodian and transfer agent for the Fund.

     The duties of the Custodian under the Custodian Agreement include the receipt of all investments from Planholders and income dividends and capital gain distributions on Fund shares, the processing of all authorized deductions therefrom and the purchase and retention of Fund shares for the Planholders' accounts. The Custodian also effects partial or complete liquidations of Plans in connection with withdrawals or terminations and the various other functions heretofore discussed.

     The Custodian receives and holds in trust without interest all cash and Fund shares held by a Plan until completion and/or termination of the Plan. BFDS keeps a complete record of each Planholder's account and mails receipts for each Planholder's investments showing the number of shares held for the Planholder's account, notices (including distribution notices and tax statements), reports to shareholders, prospectuses and proxy material. The Custodian causes periodic audits to be taken of the records maintained by it relating to the Plans, unless such audits are arranged for by the Sponsor, and prepares and files tax returns and other reports required by law. The Custodian has assumed only those responsibilities specifically imposed on it under its Custodian Agreement with the Sponsor. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the management of the Fund, for the acts or omissions of the Sponsor, for compliance by the Sponsor with the laws of the United States, any state or other jurisdiction relating to the sale, registration or qualification of securities, or for compliance by the Sponsor with any rules, regulations or orders of any regulatory agencies or commissions, for the validity of written designations of beneficiaries executed by Planholders, or for signatures guaranteed by persons other than banks or members of national securities exchanges.

     The Custodian is authorized to commingle only those payments, dividends and certificates of Fund shares which are held for or received from the various Planholders of Plans which are subject to this Prospectus. The Custodian is also authorized to cause all Plan certificates issued prior to March 1, 1995 to be registered in its name or in the name of its nominees. While the custodian does not assert a lien in general terms on the property held by it, the authorization conferred on the Custodian to make the various deductions heretofore discussed, and in certain cases to sell Fund shares, may be considered authorization to the Custodian to create liens upon the property held by it.

     The Custodian Agreement cannot be amended to affect the rights and privileges of any Planholder without his written consent.

     Under certain circumstances as provided in the Custodian Agreement, the Sponsor or the Custodian has the right to terminate the services of the Custodian. However, no such termination or resignation may be made as to the Plans then in force unless all Fund shares have been liquidated and the proceeds distributed to the Planholders, or unless a successor custodian has been designated and has accepted the custodianship. Any successor custodian must be a bank or trust company having at all times aggregate capital, surplus and undivided profits in excess of $1,000,000. Notice of such a change will be sent to Planholders, but their consent is not required.

                                  THE SPONSOR

     A I M Distributors, Inc., (11 Greenway Plaza, Houston, Texas, 77046) the Sponsor and principal underwriter of the Plans offered by this Prospectus, was incorporated under the laws of the State of Delaware on November 18, 1976. It is a wholly-owned subsidiary of A I M Advisors, Inc. and a member of the National Association of Securities Dealers, Inc. The Sponsor's directors and principal officers are listed below. The Internal Revenue Service Employer Identification Number of A I M Distributors, Inc. is 74-1894784.


     Charles T. Bauer is Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.


     Michael J. Cemo is Director and President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Management Group Inc.; and Director, A I M Fund Services, Inc.


     Robert H. Graham is Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.



     Gary T. Crum is Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc.; and Director, A I M Distributors, Inc.



     W. Gary Littlepage is Director and Senior Vice President, A I M Distributors, Inc., and Vice President, A I M Management Group Inc.


     James L. Salners is Director and Senior Vice President, A I M Distributors, Inc.

     John Caldwell is Senior Vice President, A I M Distributors, Inc., A I M Management Group Inc.; Director and President, A I M Fund Services, Inc.; and Director and Vice President, A I M Institutional Fund Services, Inc.

     Gordon J. Sprague is Senior Vice President, A I M Distributors, Inc.

     Michael C. Vessels is Senior Vice President, A I M Distributors, Inc.


     Marilyn M. Miller is First Vice President, A I M Distributors, Inc.



     Carol F. Relihan is Senior Vice President, General Counsel and Secretary,
A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.



     John J. Arthur is Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.

     Melville B. Cox is Vice President and Chief Compliance Officer A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.



     Ofelia M. Mayo is General Counsel, Vice President and Assistant Secretary, A I M Distributors, Inc.; and Assistant General Counsel and Assistant Secretary, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc., and Fund Management Company.


     Charles R. Dewey is Vice President, A I M Distributors, Inc.

     Sidney M. Dilgren is Vice President, A I M Distributors, Inc. and A I M Fund Services, Inc.


     William H. Kleh is Director and Senior Vice President, A I M Advisors, Inc.; Director and Vice President, A I M Capital Management, Inc.; Director, Fund Management Company; Senior Vice President, A I M Management Group Inc.; and Vice President, A I M Distributors, Inc.



     Mary K. Coleman is Vice President, A I M Distributors, Inc.



     Kamala C. Sachidanandan is Vice President, A I M Distributors, Inc.


     Frank V. Serebrin is Vice President, A I M Distributors, Inc.

     B. J. Thompson is Vice President, A I M Distributors, Inc.


     Robert D. Van Sant Sr. is Vice President, A I M Distributors, Inc.



     Mr. Bauer and Mr. Graham are directors of, and Messrs. Bauer, Graham, Kleh, Arthur and Ms. Relihan are officers of, some or all of the investment companies advised or managed by A I M Advisors, Inc. ("AIM"). As of January 31, 1997, Mr. Bauer owned of record .004% of the Plans, which represented beneficial ownership of 4,609.94 shares of the Fund and Mr. Graham owned of record .02% of the Plans, which represented beneficial ownership of 22,976.92 shares of the Fund. Directors of the Sponsor do not receive any compensation for their services. Officers and employees of the Sponsor receive no compensation from the Sponsor, but are compensated by A I M Management Group Inc. ("AIM Management"). All officers and employees of the Sponsor are currently covered by a fidelity bond in the amount of $25,000,000. AIM, a wholly-owned subsidiary of AIM Management, acts as investment advisor of the Fund and receives a fee from the Fund for its services.


     The Sponsor is the principal underwriter of the Fund and of the following other open-end investment companies advised or managed by AIM: AIM Equity Funds, Inc., AIM Funds Group, AIM International Funds, AIM Investment Securities Funds (Limited Maturity Treasury Portfolio-AIM Limited Maturity Treasury Shares), AIM Summit Fund, Inc., AIM Tax-Exempt Funds, Inc., AIM Variable Insurance Funds, Inc., and Summit Investors Plans. AIM serves as investment advisor to each of such investment companies. For information concerning these investment companies and AIM Management, AIM and A I M Capital Management, Inc., and the investment management and investment advisory fees received by AIM from the Fund, see "Management of the Fund -- The Investment Advisor" in the attached prospectus of the Fund.

                                    GENERAL

     The Plans are organized under and are governed by the laws of The Commonwealth of Massachusetts, except that the laws of the State of New York govern the substantive legal rights of Planholders holding Plans issued prior to June 1, 1983. The Plans are considered to be a unit investment trust under the 1940 Act and are so registered with the SEC. Such registration does not imply supervision of management or investment practices or policies by the SEC.

     Since the Custodian Agreement does not provide for the amendment of outstanding Plans, no changes will be made in the terms or conditions of Plans once they have been issued; therefore, the consent of Planholders to changes in Plans issued thereafter is not required. The Sponsor will give the Planholders notice of any changes in any indenture or agreement relating to the Plans and affecting them or in the identity of the Sponsor or Custodian, but such changes do not require their consent.

     The Plans are distributed by authorized investment brokers and mutual fund dealers who are members of the National Association of Securities Dealers, Inc., and who have executed dealer agreements with the Sponsor. Commissions of up to 93% of the total Creation and Sales Charges will be paid to such authorized investment brokers and mutual fund dealers. These dealers and investment brokers are independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor or the Custodian, including the words "representative" or "commission," shall constitute any dealer or investment broker, a partner, employee or agent of the Sponsor or the Custodian. Neither the Sponsor nor the Custodian shall be liable for any acts or obligations of any such dealer or investment broker. Dealers who receive 90% or more of the Creation and Sales Charges applicable to Plan payments may be deemed to be underwriters under the Securities Act of 1933 and may, therefore, be subject to certain liabilities imposed upon underwriters by such Act. In the event the broker or dealer of record designated for a Plan is changed after the establishment of the Plan, such change will appear on the Sponsor's records; however, payment of commissions on future investments by the Planholder will continue to be made to the original broker or dealer of record notwithstanding such change.

     Summit Investors Plans are presently offered in all states.

     This Prospectus omits certain of the information contained in the registration statement on file with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                   ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY
                             SUMMIT INVESTORS PLAN
               FOR INVESTMENT IN SHARES OF AIM SUMMIT FUND, INC.


     This table shows results of an assumed investment of $50 per month (the minimum monthly investment Plan) for the period from the beginning of Summit Investors Plans, November 1, 1982, to December 31, 1996. The results assume the reinvestment of capital gains distributions and income dividends in additional shares of AIM Summit Fund, Inc.


     The results shown in this table should not be considered as a representation of the dividend income or capital gain or loss in a Plan today. A Plan cannot assure a profit or protect against depreciation in declining markets. Common stock prices fluctuate widely over time.

                                                                   DEDUCTIONS(c)                     CUMULATIVE
                                                              -----------------------      NET           NET
  YEAR                              DIVIDENDS                  CREATION                   AMOUNT       AMOUNT
 ENDED      MONTHLY INVESTMENTS      FROM NET      TOTAL         AND                     INVESTED    INVESTED IN    CAPITAL
 12/31    -----------------------   INVESTMENT   CUMULATIVE     SALES      CUSTODIAN     IN FUND        FUND         GAINS
  (a)      ANNUALLY    CUMULATIVE     INCOME      COST(b)      CHARGES       FEE(d)       SHARES       SHARES      REINVESTED
 -----     --------    ----------   ----------   ----------    --------    ---------     --------    -----------   ----------
  1982
(2 mos.)   $100.00     $  100.00     $    --     $  100.00     $ 50.00      $  3.00      $ 47.00      $   47.00    $      --
  1983      600.00        700.00          --        700.00      255.54        18.00       326.46         373.46           --
  1984      600.00      1,300.00        1.75      1,301.75       33.24        18.00       550.51         923.97          .62
  1985      600.00      1,900.00        6.91      1,908.66       33.24        18.00       555.67       1,479.64         2.76
  1986      600.00      2,500.00       36.47      2,545.13       33.24        18.00       585.23       2,064.87       200.48
  1987      600.00      3,100.00       53.22      3,198.35       33.24        18.00       601.98       2,666.85       254.88
  1988      600.00      3,700.00       81.11      3,879.46       33.24        18.00       629.87       3,296.72           --
  1989      600.00      4,300.00      318.37      4,797.83       33.24        18.00       867.13       4,163.85       229.36
  1990      600.00      4,900.00      128.25      5,526.08       33.24        18.00       677.01       4,840.86       119.97
  1991      600.00      5,500.00      339.23      6,465.31       33.24        18.00       887.99       5,728.85       368.73
  1992      600.00      6,100.00      107.51      7,172.82       33.24        18.00       656.27       6,385.12       839.09
  1993      600.00      6,700.00      114.24      7,887.06       33.24        18.00       663.00       7,048.12       769.61
  1994      600.00      7,300.00      135.18      8,622.24       33.24        18.00       683.94       7,732.06       520.43
  1995      600.00      7,900.00      428.92      9,651.16       33.24        18.00       977.68       8,709.74       865.23
  1996      600.00      8,500.00       52.57     10,303.73       33.24        18.00       601.33       9,311.07     1,925.38
                                                               -------      -------                                ---------
                                                               $737.66      $255.00                                $6,096.54



  YEAR
 ENDED      TOTAL       VALUE OF
 12/31      SHARES     ACCUMULATED
  (a)      OWNED(e)     SHARES(f)
 -----     --------    -----------
  1982
(2 mos.)      9.428     $   46.48
  1983       68.444        370.97
  1984      180.052        905.68
  1985      277.847      1,803.23
  1986      390.732      2,610.09
  1987      515.282      2,937.11
  1988      613.217      4,028.84
  1989      755.981      5,889.09
  1990      860.497      6,505.36
  1991      992.132     10,010.61
  1992    1,147.268     11,059.66
  1993    1,294.014     12,551.94
  1994    1,426.949     12,742.66
  1995    1,597.970     17,849.33
  1996    1,810.440     21,996.85


NOTES:

  (a) The fiscal year end of Summit Investors Plans and the Fund for each year after 1992 was changed from December 31 to October 31. All data reflect calendar years ended December 31.

  (b) Reflects the total amount of monthly investments plus the cumulative amount of income dividends reinvested.

  (c) The total deductions for the first 12 months of the hypothetical Plan equal $318.00 or 53% of total investments. If all of the investments of a 15-year Plan were made monthly, total deductions would be $1,035.36 or 11.5% of the total investment.

  (d) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.

  (e) Assumes that monthly investments were made on the first business day of each month.

  (f)  Based on the Fund's year-end net asset value.

     No adjustments have been made for any income taxes payable by investors on reinvested capital gains distributions and reinvested dividends.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of
A I M Distributors, Inc. and Planholders of Summit Investors Plans:

We have audited the accompanying statement of assets and liabilities of Summit Investors Plans as of October 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as trust property as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Summit Investors Plans as of October 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the three-year period then ended in conformity with generally accepted accounting principles.

                                          /s/ KPMG PEAT MARWICK LLP
                                          ----------------------------------
                                          KPMG PEAT MARWICK LLP

Houston, Texas
January 17, 1997

                             SUMMIT INVESTORS PLANS

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

ASSETS:
  AIM Summit Fund, Inc. shares, at value
     (Plans' investment $893,384,270)....................... $1,256,343,722
  Cash......................................................         99,457
  Due from AIM Summit Fund, Inc. ...........................            738
                                                               ------------
     Total assets...........................................  1,256,443,917
                                                               ------------
LIABILITIES:
  Creation and Sales Charges payable........................         98,014
  Custodian charges payable.................................          2,181
                                                               ------------
     Total liabilities......................................        100,195
                                                               ------------
NET ASSETS (Equivalent to $12.99 per share based on
  96,716,222
  shares of capital stock owned on outstanding plans)....... $1,256,343,722
                                                               ============

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1996

Investment income:
  Dividends received on shares of AIM Summit Fund, Inc......  $ 76,194,541
Expenses....................................................      (462,687)
                                                              ------------
Net investment income.......................................    75,731,854
                                                              ------------
Realized and unrealized gain on investments:
  Net realized gain on plan liquidations....................    16,544,971
  Unrealized appreciation of investments....................    74,678,750
                                                              ------------
Net increase in net assets resulting from operations........  $166,955,575
                                                              ============

                       See Notes to Financial Statements.

                             SUMMIT INVESTORS PLANS

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEAR ENDED OCTOBER 31, 1996, 1995 AND 1994

                                        1996                           1995                          1994
                            ----------------------------   ----------------------------   ---------------------------
                                AMOUNT         SHARES          AMOUNT         SHARES         AMOUNT         SHARES
                            --------------   -----------   --------------   -----------   -------------   -----------
Net asset value at
  beginning of period.....  $1,047,129,847   86,254,518    $  763,448,692   78,062,238    $704,307,938    67,333,455
Planholders investments:
  Additions from
    Planholder
    Payments..............     118,046,146                    110,113,722                  114,796,966
  Less:
    Creation and Sales
       Charges............       7,099,870                      5,419,794                    7,193,650
    Custodian charges.....       1,449,807                      1,411,202                    1,456,849
                                                           --------------                 ------------
  Amount invested in
    AIM Summit Fund, Inc.
    shares................     109,496,469    9,095,143       103,282,726   10,198,859     106,146,467    11,007,439
Net investment
  income reinvested:
  Net investment income...      75,731,854                     37,939,132                   49,829,720
  Less: Amount paid
    in cash...............         524,986                        312,419                      311,622
                                                           --------------                 ------------
                                75,206,868    6,912,775        37,626,713    4,314,990      49,518,098     5,126,097
Net realized gain on plan
  liquidations............      16,544,971                     10,347,903                    6,235,277
Unrealized market
  appreciation
  (depreciation) of
  investments.............     750,678,750                    197,465,112                  (50,525,944)
Planholder liquidations...     (66,713,183)  (5,546,214)      (65,041,299)  (6,321,509)    (52,233,144)   (5,404,753)
                            --------------   ----------    --------------   ----------    ------------    ----------
Net asset value at end of
  period..................  $1,256,343,722   96,716,222    $1,047,129,847   86,254,518    $763,448,692    78,062,238
                            ==============   ==========    ==============   ==========    ============    ==========

                       See Notes to Financial Statements.

                             SUMMIT INVESTORS PLANS

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     Summit Investors Plans is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The following significant accounting policies are in conformity with generally accepted accounting principles for unit investment trusts.

     A. Security Valuation:

        The investment, which consists exclusively of shares of AIM Summit Fund, Inc., is valued at the net asset value of AIM Summit Fund, Inc. shares on October 31, 1996.

     B. Federal Income Taxes:

        No provision is made for Federal income taxes as all income dividends and capital gain distributions received by Planholders are treated as if received directly from the underlying Fund.

     C. Transaction Dates:

        Share transactions are recorded on a trade date basis. Dividend income and capital gain distributions are recorded on the ex-dividend date.

NOTE 2 -- PLANHOLDERS' COST OF AIM SUMMIT FUND, INC. AND VALUE OF PLANS OUTSTANDING

     The investment in AIM Summit Fund, Inc. is carried at identified cost, which represents the amount available for investment (including reinvested dividends of net investment income and realized gains) in such shares after deduction of sales charges and custodian fees, if applicable, and unrealized market appreciation. The net value of Plans outstanding is as follows:

                               PLANS OUTSTANDING
                                OCTOBER 31, 1996

Total payments made by Planholders on Plans outstanding
  (net of liquidations).....................................  $  702,141,652
Net investment income dividends reinvested..................     304,617,497
                                                              --------------
          Total.............................................   1,006,759,149
Less:
  Creation and Sales Charges................................     101,297,794
  Custodian charges.........................................      12,077,085
                                                              --------------
Net investment in AIM Summit Fund, Inc. shares (identified
  cost).....................................................     893,384,270
Unrealized market appreciation of investments...............     362,959,452
                                                              --------------
Value of Plans outstanding..................................  $1,256,343,722
                                                              ==============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
A I M Distributors, Inc.:

We have audited the accompanying balance sheet of A I M Distributors, Inc. (the Company) as of December 31, 1996, and the related statement of operations, changes in stockholder's equity and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of A I M Distributors, Inc. as of December 31, 1996, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.


                                            /s/ KPMG PEAT MARWICK LLP
                                            ----------------------------------
                                            KPMG PEAT MARWICK LLP

February 14, 1997

THE FINANCIAL STATEMENTS SHOWN ON THIS AND THE FOLLOWING PAGES ARE THE SPONSOR'S AND NOT THOSE OF SUMMIT INVESTORS PLANS. THEY ARE INCLUDED IN THE PROSPECTUS FOR THE PURPOSE OF INFORMING INVESTORS AS TO THE FINANCIAL RESPONSIBILITY OF THE SPONSOR AND ITS ABILITY TO CARRY OUT ITS CONTRACTUAL OBLIGATIONS.

                            A I M DISTRIBUTORS, INC.

                                 BALANCE SHEET
                               DECEMBER 31, 1996

                                        ASSETS
Money market fund accounts (affiliated registered investment
  companies).............................................................   $3,171,766
Accounts receivable:
  Due from dealers for sales of capital stock of affiliated
     registered investment companies........................   1,723,357
  Due from affiliated registered investment companies.......   1,678,530
  Other accounts receivable.................................   1,449,052     4,850,939
                                                              ==========
Prepaid expenses.........................................................      334,888
Segregated trust account.................................................      679,519
Insurance deposit........................................................       21,804
                                                                            ----------
                                                                            $9,058,916
                                                                            ==========
                         LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Due to affiliated registered investment companies for sales of
     capital stock.......................................................   $1,714,594
  Due to dealers for redemptions from affiliated registered investment
     companies...........................................................   $  309,987
  Due to affiliated companies............................................    1,662,941
  Accounts payable and accrued expenses..................................      704,002
  Deferred income taxes payable..........................................   $   45,619
                                                                            ----------
          Total liabilities..............................................    4,437,143
Stockholder's equity:
  Common stock, $1 par value. Authorized 1,000 shares; 10
     shares issued and outstanding..........................  $       10
  Additional paid-in capital................................   1,378,990
  Retained earnings.........................................   3,242,773
                                                              ==========
          Total stockholder's equity.....................................    4,621,773
                                                                            ----------
                                                                            $9,058,916
                                                                            ==========

                See accompanying Notes to Financial Statements.

                            A I M DISTRIBUTORS, INC.

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

Income:
  Underwriting income, net of dealers' commissions........................    $45,112,845
  Marketing servicing fees................................................     31,266,667
  Distribution fees.......................................................     15,484,206
  Sponsor fees on periodic payment investment plans,
     net of commissions paid..............................................        559,622
  Investment income.......................................................        234,638
                                                                              -----------
          Total income....................................................     92,657,978
                                                                              -----------
Expenses:
  Allocation from parent company............................   73,373,920
  Compensation allocation from parent company...............    1,831,458
  Other operating expenses..................................   12,497,719
  Interest allocation from parent company...................      941,520
                                                               ==========
          Total expenses..................................................     88,644,617
                                                                              -----------
          Income before income taxes......................................      4,013,361
Income tax expense:
  Current...................................................    1,701,997
  Deferred..................................................     (382,399)      1,319,598
                                                               ==========     -----------
          Net income......................................................    $ 2,693,763
                                                                              ===========

                            A I M DISTRIBUTORS, INC.

                  STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                          YEAR ENDED DECEMBER 31, 1996

                                                     ADDITIONAL                           TOTAL
                                         COMMON        PAID-IN         RETAINED       STOCKHOLDER'S
                                         STOCK         CAPITAL         EARNINGS          EQUITY
Balance at December 31, 1994..........    $10         $1,378,990      $4,400,517        $5,779,517
Net income............................     --                 --       2,693,763         2,693,763
Dividends paid........................     --                 --                        (3,851,507)
                                          ---         ----------      ----------        ----------
Balance at December 31, 1995..........    $10         $1,378,990      $(3,851,507)      $4,621,773
                                          ===         ==========      ==========        ==========

                See accompanying Notes to Financial Statements.

                            A I M DISTRIBUTORS, INC.

                            STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 1996

Cash flows from operating activities:
  Net income................................................                  $2,693,763
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Decrease in accounts receivable........................  $ 2,120,645
     Decrease in income taxes refundable....................       51,871
     Decrease in prepaid expenses...........................      328,792
     Increase in segregated trust account...................     (241,441)
     Increase in due to affiliated registered investment
       companies for sales of capital stock.................       52,548
     Decrease in due to dealers for redemptions from
       affiliated registered investment companies...........      (57,181)
     Increase in due to affiliated companies................      152,874
     Increase in accounts payable and accrued expenses......      593,002
     Decrease in deferred income taxes payable..............      382,399
                                                              ===========
               Total adjustments............................                   2,618,711
                                                                              ----------
               Net cash provided by operating activities....                   5,312,474
                                                                              ----------
Cash flows used in financing activities -- dividends paid...                  (3,851,507)
                                                                              ----------
               Net increase in cash and cash equivalents....                   1,460,697
     Cash and cash equivalents at beginning of year.........                   1,710,799
                                                                              ----------
     Cash and cash equivalents at end of year...............                   3,171,766
                                                                              ==========

                See accompanying Notes to Financial Statements.

                            A I M DISTRIBUTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Basis of Presentation

     A I M Distributors, Inc. (the "Company") is a wholly-owned subsidiary of A I M Advisors, Inc. (the "Parent Company"). The Company acts as the principal underwriter and distributor to affiliated registered investment companies. The Company depends on its Parent Company for funding portions of its operations.

  (b) Cash and Cash Equivalents

     For purposes of the statement of cash flows, the Company considers all highly liquid assets such as cash in banks and amounts in affiliated money market funds to be cash equivalents.

  (c) Securities Transactions

     Securities transactions are recorded on a settlement date basis which is normally the third business day following the trade date (settlement date basis as compared to trade date basis has no material effect on the Company's financial position or results of operations). The Company accounts for its investments at fair market value or, if applicable, amortized cost.

  (d) Segregated Trust Account

     The segregated trust account represents a U.S. Government Agency discount note on deposit in a segregated trust account as required by the Investment Company Act of 1940. Such amount is determined in accordance with the requirements of the Investment Company Act of 1940 to provide cash reserves for refunds that may be required if investors in a unit investment trust exercise their right to surrender or withdraw.

  (e) Distribution Fees

     The Company receives fees from affiliated registered investment companies pursuant to 12b-1 plans (Investment Company Act of 1940) adopted by the affiliated registered investment companies. Such fees are paid to the Company as compensation for expenses incurred by the Company for the distribution of shares of the registered investment companies. The fees are based on a specified annual percentage of a fund's average daily net assets.

                            A I M DISTRIBUTORS, INC.

  (f) Allocations From Affiliated Companies

     The Company is allocated expenses by an affiliated company based upon estimates of time devoted to the operations of the Company by personnel of the affiliated company and usage of shared facilities. The Company is also allocated revenue from affiliated companies for services performed in marketing efforts for affiliated registered investment companies sponsored by those companies.

  (g) Federal Income Taxes

     For federal income tax purposes, the Company's income is included in the consolidated income tax return filed by A I M Management Group Inc., the parent company of A I M Advisors, Inc. Deferred and current taxes are provided at the statutory rate in effect during the year (35%) by the members of the consolidated group based on the amount that the respective member would pay or have refunded if it were to file a separate return. The primary components of the net deferred tax liability at December 31, 1995 relate to prepaid expenses and deferred state tax expense.

(2) NET CAPITAL REQUIREMENTS

     In accordance with regulations of the Securities and Exchange Commission, the Company must maintain minimum net capital and a ratio of aggregate indebtedness to net capital, both as defined, that does not exceed 15 to 1. At December 31, 1996, the Company had net capital of $2,033,269, which exceeded required net capital of $195,608 by $1,837,661. The ratio of aggregate indebtedness to net capital was 1.44 to 1 at December 31, 1996.

(3) SUBORDINATED DEBT

     The Company had no subordinated debt at December 31, 1996 or at any time during the year then ended.

                       CONTENTS OF REGISTRATION STATEMENT


         This Amendment to the Registration Statement comprises the following papers and documents:

         The facing sheet.


         The Prospectus consisting of 35 pages.


         Signatures.

         Written consents of the following persons:

                 KPMG Peat Marwick LLP


         The following exhibits:


Exhibit Number                           Description
--------------                           -----------
1. A (1)                  -     Custodian Agreement between A I M Distributors, Inc. and State Street Bank and Trust
                                Company was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 3 on
                                Form S-6 filed on April 26, 1984.

   A (2)                  -     None.

   A (3)(a)               -     None.

   A (3)(b)               -     Dealer's Agreement between A I M Distributors, Inc. and United Services Planning
                                Association, Inc. was filed as an Exhibit to the Registrant's Pre-Effective Amendment
                                No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and is
                                incorporated by reference herein.

   A (3)(c)               -     Summit Investors Plan Commission Schedule was filed as an Exhibit to the Registrant's
                                Pre-Effective Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                                February 27, 1996, and is incorporated by reference herein.

   A (4)                  -     None.

   A (5)(a)(i)            -     Form of Summit Investors Plan Certificate was filed as an Exhibit to the Registrant's
                                Post-Effective Amendment No. 3 on Form S-6 filed on April 26, 1984.

   A (5)(a)(ii)           -     Amended Form of Summit Investors Plan Certificate effective May 1, 1990, was filed as an
                                Exhibit to the Registrant's Post-Effective Amendment No. 11 on Form S-6 filed on
                                April 30, 1990.

   A (5)(a)(iii)          -     Amended Form of Summit Investors Plan Certificate effective June 11, 1993, was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 16 on Form S-6 filed on
                                December 29, 1993.

Exhibit Number                           Description
--------------                           -----------
   A (5)(a)(iv)           -     Amended Form of Summit Investors Plan Certificate effective December 16, 1994, was filed as an Exhibit to the Registrant's Post - Effective No. 17 on Form S-6 filed on
                                December 23, 1994.

   A (6)(a)               -     Certificate of Incorporation, as amended, of the A I M Distributors, Inc. was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form S-6 filed on
                                October 15, 1982, and was filed electronically as an Exhibit with the Registrant's
                                Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

   A (6)(b)(i)            -     By-Laws of A I M Distributors, Inc. were filed as an Exhibit to the Registrant's Pre-
                                Effective Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                                February 27, 1996, and is incorporated by reference herein.

   A (6)(b)(ii)           -     Amendment to the By-Laws of A I M Distributors, Inc., dated September 26, 1991, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

   A (6)(b)(iii)          -     Amendment to the By-Laws of A I M Distributors, Inc., dated April 28, 1993, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                                February 27, 1996, and is incorporated by reference herein.

   A (6)(b)(iv)           -     Amended and Restated By-Laws of AIM Distributors, Inc., dated December 11, 1996 is filed electronically herewith.

   A (7)                  -     None.

   A (8)(a)(i)            -     Distribution Agreement between A I M Distributors, Inc. and Registrant was filed as an
                                Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form S-6 filed on
                                October 15, 1982.

   A (8)(a)(ii)           -     Distribution Agreement between A I M Distributors, Inc. and Registrant dated October 18,
                                1993, was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 16 on
                                Form S-6 filed on December 29, 1993 and was filed electronically as an Exhibit with the
                                Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

   A (9)(a)(i)            -     Forms of (i) Summit Investors Plans Individual Retirement Account Application, and (ii)
                                Summit Custodian Agreement for Individual Retirement Custodian Account were filed as
                                Exhibits to the Registrant's Post-Effective Amendment No. 11 on Form S-6 filed on
                                April 30, 1990.

   A (9)(a)(ii)           -     Forms of (i) Summit Investors Plans Individual Retirement Account Application and (ii)
                                Summit Custodian Agreement for Individual Retirement Custodian

Exhibit Number                           Description
--------------                           -----------

                                Account were filed as Exhibits to the Registrant's Post-Effective Amendment No. 16 on
                                Form S-6 filed on December 29, 1993.


   A (9)(a)(iii)          -     Forms of (i) Summit Investors Plans Individual Retirement Account Application, and (ii)
                                Summit Custodian Agreement for Individual Retirement Custodial Account were filed electronically as Exhibits with the Registrant's Post-Effective Amendment No. 19 on
                                February 27, 1996, and are incorporated by reference herein.

   A (9)(b)(i)            -     Form of Combination Profit Sharing - Money Purchase Plan and Trust was filed as an
                                Exhibit to the Registrant's Post-Effective Amendment No. 5 on Form S-6 filed on
                                April 28, 1986.

   A (9)(b)(ii)           -     Form of Combination Profit Sharing - Money Purchase Plan and Trust was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                                February 27, 1996, and is incorporated by reference herein.

   A (9)(c)(i)            -     Forms of (i) Simplified Employee Pension - Individual Retirement Accounts Contribution
                                Agreement and (ii) Salary Reduction and Other Elective Simplified Employee Pension -
                                Individual Retirement Accounts Contribution Agreement were filed as Exhibits to the
                                Registrant's Post-Effective Amendment No. 16 on Form S-6 filed on December 29, 1993.

   A (9)(c)(ii)           -     Forms of (i) Simplified Employee Pension - Individual Retirement Accounts Contribution
                                Agreement and (ii) Salary Reduction and Other Elective Simplified Employee Pension -
                                Individual Retirement Accounts Contribution Agreement were filed electronically as
                                Exhibits with the Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and
                                are incorporated by reference herein.

   A (9)(d)               -     Form of Summit 403(b)(7) Custodial Agreement was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and is
                                incorporated by reference herein.

   A (10)(a)(i)           -     Form of Summit Investors Plans Application was filed as an Exhibit to the Registrant's
                                Post-Effective Amendment No. 10 on Form S-6 filed on April 28, 1989.

   A (10)(a)(ii)          -     Form of Summit Investors Plans Application was filed as an Exhibit to the Registrant's
                                Post-Effective Amendment No. 15 on Form S-6 filed on December 29, 1993.

   A (10)(a)(iii)         -     Form of Summit Investors Plans Application was filed as an Exhibit to the Registrant's
                                Post-Effective Amendment No. 16 on Form S-6 filed on February 25, 1994 and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                                February 27, 1996, and is incorporated by reference herein.

2.                        -     Opinion and Consent of Messrs. Spengler Carlson Gubar Brodsky & Frischling was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 2 on

Exhibit Number                           Description
--------------                           -----------
                                Form S-6 filed on May 13, 1983, and was filed electronically as an Exhibit with the Registrant's
                                Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

3. A                      -     Omitted Financial Statements - None.

3. B                      -     Auditor's Consent of KPMG Peat Marwick LLP are filed electronically herewith.

4.                        -     None.

5. (Exhibit 27)           -     Financial Data Schedule is filed electronically herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant certifies that the Registrant meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston and State of Texas on the 24th day of February, 1997.

                                    Registrant:  SUMMIT INVESTORS PLANS

                                           By:   A I M DISTRIBUTORS, INC.


                                           By:     /s/ Michael J. Cemo
                                               -----------------------------
                                                 Michael J. Cemo, President
ATTEST:


   /s/ Carol F. Relihan
---------------------------
Carol F. Relihan, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      SIGNATURE                        TITLE                        DATE
      ---------                        -----                        ----
 /s/ Michael J. Cemo           President and Director          February 24, 1997
-------------------------   (Principal Executive Officer)
    (Michael J. Cemo)


/s/ Charles T. Bauer                 Chairman and              February 24, 1997
-------------------------              Director
   (Charles T. Bauer)


  /s/ Gary T. Crum                     Director                February 24, 1997
-------------------------
     (Gary T. Crum)


/s/ Robert H. Graham                   Director                February 24, 1997
-------------------------
   (Robert H. Graham)


 /s/ Gary Littlepage                   Director                February 24, 1997
-------------------------
    (Gary Littlepage)

 /s/ James L. Salners                  Director                February 24, 1997
-------------------------
    (James L. Salners)


 /s/ John J. Arthur         Vice President and Treasurer       February 24, 1997
-------------------------     (Principal Financial and
    (John J. Arthur)            Accounting Officer)

                               INDEX TO EXHIBITS



Exhibit Number                           Description
--------------                           -----------
1. A (6)(b)(iv)           -     Amended and Restated By-Laws of A I M Distributors, Inc., dated December 11, 1996.

3. B                      -     Auditor's Consent of KPMG Peat Marwick LLP.

5. (Exhibit 27)           -     Financial Data Schedule.